Equity - Direct offerings and Private placements (Details) - Securities purchase agreement - USD ($)	Nov. 09, 2023	Nov. 07, 2023
Subsidiary, Sale of Stock
Purchase price for each share and corresponding Warrant	$ 1.42	$ 1.42
Sales of ordinary shares of investors	2,812,833	2,812,833
Gross proceeds	$ 3,994,222	$ 3,994,222